Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity
Changes in Common Stock
Common Stock Outstanding
(in millions)	A	A Special	B
Balance, January 1, 2010	2,063	765	9
Stock compensation plans	6	-	-
Repurchases and retirements of common stock	-	(70)	-
Employee stock purchase plans	3	-	-
Balance, December 31, 2010	2,072	695	9
Stock compensation plans	20	1	-
Repurchases and retirements of common stock	-	(95)	-
Employee stock purchase plans	3	-	-
Balance, December 31, 2011	2,095	601	9
Stock compensation plans	24	3	-
Repurchases and retirements of common stock	-	(96)	-
Employee stock purchase plans	3	-	-
Balance, December 31, 2012	2,122	508	9

Aggregate Share Repurchases
Share Repurchases
Year ended December 31 (in millions)	2012	2011	2010
Consideration	$3,000	$2,141	$1,200
Shares repurchased	96	95	70

Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
December 31 (in millions)	2012	2011
Unrealized gains (losses) on marketable securities	$182	$22
Deferred gains (losses) on cash flow hedges	(67)	(110)
Unrecognized gains (losses) on employee benefit obligations	(95)	(58)
Cumulative translation adjustments	(5)	(6)
Accumulated other comprehensive income (loss), net of deferred taxes	$15	$(152)